UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:           June 30, 2006
                                                          ----------------------


 Check here if Amendment [|_|]; Amendment Number:
                                                          ---------
  This Amendment (Check only one.):         [|_|] is a restatement.
                                            [|_|] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

 Name:            Strome Investment Management, L.P.
                  --------------------------------------------------------------
 Address:         100 Wilshire Blvd., 15th Floor
                  --------------------------------------------------------------
                  Santa Monica, CA 90401
                  --------------------------------------------------------------

                  --------------------------------------------------------------

 Form 13F File Number:  28-    04963
                               --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:            Michael D. Achterberg
                  --------------------------------------------------------------
 Title:           Chief Financial Officer
                  --------------------------------------------------------------
 Phone:           310-917-6600
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:


           /s/ Michael D. Achterberg       Santa Monica, CA        8/14/2006
         ----------------------------  ------------------------  ---------------
                 [Signature]                 [City, State]            [Date]


Report Type (Check only one.):

[|X|] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[|_|] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[|_|] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


 Number of Other Included Managers:                            1
                                                 -----------------------

 Form 13F Information Table Entry Total:                      19
                                                 -----------------------

 Form 13F Information Table Value Total:        $         47,522
                                                 -----------------------
                                                            (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      13F File No.      Name

01       28-4168           Mark Strome


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                 Title of Class    Cusip     Value  Shares/Prn Share/  Put/  Investment   Other         Voting
                                                          (x$1000)  Amount     Prn   Call  Discretion  Managers      Authority
                                                                                            Shared*             Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALLIANCE HOLDINGS GP LP         COM UNITS LP   01861G100   4,336  200,000     SH          DEFINED       1       200,000
CALUMET SPECIALTY PROD PRTNRS  UT LTD PARTNER  131476103   2,221   70,000     SH          DEFINED       1        70,000
COPANO ENERGY, L.L.C.             COM UNITS    217202100    836    17,500     SH          DEFINED       1        17,500
CROSSTEX ENERGY LP                   COM       22765U102   1,839   50,000     SH          DEFINED       1        50,000
CROSSTEX ENERGY, INC.                COM       22765Y104  11,410  120,000     SH          DEFINED       1       120,000
ENERGY TRANSFER PARTNERS LP    UNIT LTD PARTN  29273R109    447    10,000     SH          DEFINED       1        10,000
INERGY HOLDINGS, L.P.           UNIT LTD PTNR  456615103    515    20,000     SH          DEFINED       1        20,000
INERGY HOLDINGS, L.P.                COM       45661Q107   1,617   50,500     SH          DEFINED       1        50,500
INTEL CORP                           COM       458140100   2,850  150,000     SH          DEFINED       1       150,000
K-SEA TRANSPORTATION PARTNERS        COM       48268Y101    643    20,000     SH          DEFINED       1        20,000
MAGELLAN MIDSTREAM HLDGS, L.P.   COM LP INTS   55907R108   4,170  200,000     SH          DEFINED       1       200,000
MPOWER HOLIDNG CORP                  COM       62473L309    94     50,000     SH          DEFINED       1        50,000
PACIFIC ENERGY PARTNERS L P       COM UNIT     69422R105    977    30,000     SH          DEFINED       1        30,000
PARTICLE DRILLING TECHNOLOGIES       COM       70212G101    352   100,000     SH          DEFINED       1       100,000
PATIENT SAFETY TECHS INC             COM       70322H106    20     6,500      SH          DEFINED       1        6,500
PLAINS ALL AMERICAN PIPELINE
  L.P. COMMON UNITS            UNIT LTD PARTN  726503105   3,565   81,635     SH          DEFINED       1        81,635
QUILMES INDL QUINSA SOCIETE      SP ADR CL B   74838Y207   4,175   85,000     SH          DEFINED       1        85,000
TALISMAN ENERGY INC.                 COM       87425E103   5,586  319,590     SH          DEFINED       1       319,590
WILLIAMS PARTNERS L. P.         COM UNIT L P   96950F104   4,719  150,000     SH          DEFINED       1       150,000

*INVESMENT DISCRETION OVER ALL SECURITIES REPORTED IS SHARED WITH THE OTHER MANAGER ON WHOSE BEHALF THIS FORM 13F REPORT IS BEING
FILED